Retirement and Severance Benefits (Amounts Recognized in the Consolidated Balance Sheets) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Accrued expenses	¥ (933,918)	¥ (919,849)
Retirement and severance benefits	(891,815)	(905,183)
Defined benefit plan [Member]
Other assets	9,785	11,409
Accrued expenses	(30,730)	(30,542)
Retirement and severance benefits	(891,815)	(905,183)
Defined Benefit Plan, Amounts Recognized in Balance Sheet, Total	¥ (912,760)	¥ (924,316)